8. Property and Equipment: Property, Plant and Equipment (Details) (USD $)	Dec. 31, 2013	Sep. 30, 2013
Property and equipment, net	$ 567,823	$ 570,360
Property, Plant and Equipment, Gross	961,841	910,194
Property and equipment accumulated depreciation	(394,018)	(339,834)
EquipmentLeasedToCustomersMember
Property and equipment, net	389,492	389,492
Equipment
Property and equipment, net	261,521	255,339
Leaseholds and Leasehold Improvements
Property and equipment, net	148,834	145,147
Computer Software, Intangible Asset
Property and equipment, net	91,587	87,361
Furniture and Fixtures
Property and equipment, net	$ 70,407	$ 32,855